Leases and Restricted Cash - Commitment Under Capital Leases of RasGas II LNG Carriers and Suezmax Tankers (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
RasGas II LNG Carriers [Member]
Commitment under capital lease
2014	$ 24,000
2015	24,000
2016	24,000
2017	24,000
2018	24,000
Thereafter	833,128
Suezmax Tankers [Member]
Commitment under capital lease
2014	66,361
2015	7,790
2016	7,672
2017	30,953
2018	$ 27,296